Significant Accounting Policies (Details) - Schedule of accumulated undistributed surplus - TINGO, INC. [Member] - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) - Schedule of accumulated undistributed surplus [Line Items]
Net Profit (Loss) for period	$ 26,990,088	$ (186,698,484)	$ 4,650,698,000	$ 141,970,335,000
Accumulated surplus	269,442,456	456,140,940
Accumulated Surplus	$ 296,432,544	$ 269,442,456	$ 459,872,603	$ 458,538,770